Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2021
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	2021			2020			2019
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total

Health care services	13,479,438	396,844	13,876,282	13,810,589	303,810	14,114,399	13,623,319	248,900	13,872,219
Health care products	3,623,951	118,452	3,742,403	3,639,995	104,669	3,744,664	3,478,817	125,519	3,604,336

Total	17,103,389	515,296	17,618,685	17,450,584	408,479	17,859,063	17,102,136	374,419	17,476,555

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS

	2021	2020

Trade accounts receivables from unrelated parties	3,309,353	3,084,311
Contract liabilities	428,034	876,051

Schedule of unsatisfied performance obligations

Unsatisfied performance obligations

in € THOUS

	2021	2020

1 year	686,505	856,206
1 - 3 years	383,682	683,293
3 - 5 years	256,922	272,549
5 - 10 years	101,788	104,510
Total	1,428,897	1,916,558

Schedule of notable general and administrative expenses

Notable general and administrative expenses

in € THOUS

	2021	2020	2019
Impairment Loss in the Latin America Segment	—	194,468	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	(44,300)	(39,540)	(60,471)
Reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic (see note 4 h))	(8,716)	(27,414)	—
Net (gain) loss from changes in the fair value of investments, mainly related to equity investments	66,151	(20,938)	(97,375)
(Gain) loss from right-of-use assets	(4,975)	(12,867)	—
Net (gain) loss from the sale of investments and divestitures	(4,054)	(41,938)	(28,720)
Net (gain) loss related to variable payments outstanding for acquisitions mainly due to revaluation	(6,716)	(1,996)	(41,537)
Impairment loss on property, plant and equipment, intangible assets and right-of-use assets	36,554	2,758	37,520
(Gain) loss from the settlement of pension plans (see note 16)	(374)	(331)	(4,754)
Net (gain) loss from the sale of fixed and intangible assets	(21,141)	17,358	28,911

Schedule of cost of materials

Cost of materials

in € THOUS

	2021	2020	2019

Cost of raw materials, supplies and purchased components	3,622,169	3,668,053	3,725,247
Cost of purchased services	240,699	236,302	228,483
Cost of materials	3,862,868	3,904,355	3,953,730

Schedule of personnel expenses

Personnel expenses

in € THOUS

	2021	2020	2019

Wages and salaries	5,618,236	5,753,795	5,448,662
Social security contributions and cost of retirement benefits and social assistance	1,343,882	1,313,612	1,350,696
thereof retirement benefits	189,176	181,347	174,009
Personnel expenses	6,962,118	7,067,407	6,799,358

Schedule of employee by function

Employees by function

	2021	2020	2019

Production and Services	105,379	106,797	103,896
Administration	12,571	12,525	11,634
Sales and Marketing	4,601	3,972	3,253
Research and Development	1,192	1,198	1,050
Total employees	123,743	124,492	119,833

Schedule of income before income taxes according to region

Income before income taxes

in € THOUS

	2021	2020	2019

Germany	81,246	160,866	101,734
United States	1,090,797	1,487,931	1,149,149
Other	399,818	287,593	589,231
Total	1,571,861	1,936,390	1,840,114

Schedule of income tax expense (benefit) according to region

Income tax expense (benefit)

in € THOUS

	2021	2020	2019
Current
Germany	(11,675)	17,879	(59,928)
United States	181,714	242,062	168,503
Other	115,535	129,512	228,773
	285,574	389,453	337,348
Deferred
Germany	18,404	27,844	48,313
United States	47,018	95,444	57,352
Other	1,837	(12,183)	(41,399)
	67,259	111,105	64,266
Total	352,833	500,558	401,614

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes

in € THOUS

	2021	2020	2019

Expected corporate income tax expense	473,759	584,983	555,898
Tax free income	(41,566)	(51,231)	(65,889)
Income from equity method investees	(26,722)	(28,510)	(23,683)
Tax rate differentials	(40,604)	(71,755)	(58,386)
Non-deductible expenses(1)	50,682	106,437	44,283
Taxes for prior years	(38,502)	(2,748)	(5,454)
Noncontrolling partnership interests	(65,489)	(70,300)	(60,724)
Tax rate changes	3,543	4,221	2,743
Change in realizability of deferred tax assets and tax credits	20,736	12,627	8,519
Withholding taxes	5,912	4,858	13,083
Other	11,084	11,976	(8,776)
Income tax expense	352,833	500,558	401,614

Effective tax rate	22.4%	25.9%	21.8%

(1)	Non-deductible tax expenses for the year ended December 31, 2020 included €58,749 related to the Impairment Loss in the Latin America Segment discussed above.

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities

in € THOUS

	2021	2020
Deferred tax assets
Trade accounts receivable	21,407	16,243
Inventories	73,078	73,087
Intangible assets	5,587	4,817
Property, plant and equipment and other non-current assets	83,946	78,545
Lease Liabilities	904,265	853,352
Provisions and other liabilities	197,765	187,406
Pension liabilities	168,278	148,808
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	97,287	111,861
Derivatives	4,211	11,447
Compensation expense related to stock options	1,763	3,064
Other	40,562	41,598
Total deferred tax assets	1,598,149	1,530,228

Deferred tax liabilities
Trade accounts receivable	47,378	38,753
Inventories	3,808	3,066
Intangible assets	834,190	759,146
Property, plant and equipment and other non-current assets	276,922	228,609
Right-of-use assets	818,314	780,321
Provisions and other liabilities	15,423	13,204
Derivatives	700	1,508
Other	154,506	140,355
Total deferred tax liabilities	2,151,241	1,964,962
Net deferred tax liabilities	(553,092)	(434,734)

Net deferred income tax assets and liabilities

in € THOUS

	2021	2020

Deferred tax assets	315,360	351,152
Deferred tax liabilities	868,452	785,886
Net deferred tax liabilities	(553,092)	(434,734)

Net operating loss carryforwards

in € THOUS

For the year ended December 31, 2021		For the year ended December 31, 2020
2022	14,422	2021	14,918
2023	13,972	2022	10,324
2024	21,400	2023	14,163
2025	40,610	2024	29,173
2026	59,632	2025	46,365
2027	25,465	2026	5,840
2028	5,826	2027	7,590
2029	4,484	2028	5,275
2030	2,520	2029	10,585
2031 and thereafter	47,494	2030 and thereafter	166,111
Without expiration date	291,848	Without expiration date	195,637
Total	527,673	Total	505,981